Financial Risk Management - Schedule of Financial Assets and Liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	R 66
Borrowings | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	7,718	R 5,915
Other non-current liabilities | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	96	2
Trade and other payables | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	970	930
Restricted cash | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	169	136
Restricted investments | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,698	2,045
Restricted investments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	837	1,256
Other non-current assets | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5	3
Other non-current assets | Equity instruments designated at fair value through OCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	77	59
Other non-current assets | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	306	271
Trade and other receivables | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	804	627
Cash and cash equivalents | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	6,357	993
Not designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	955	65
Not designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	35	173
Not designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	6	283
Not designated as hedging instrument | US$ silver contracts | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1
Not designated as hedging instrument | US$ silver contracts | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3	2
Not designated as hedging instrument | US$ silver contracts | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5
Not designated as hedging instrument | US$ silver contracts | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	6	0
Not designated as hedging instrument | Foreign exchange hedging contracts | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	65
Not designated as hedging instrument | Foreign exchange hedging contracts | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	695	2
Not designated as hedging instrument | Foreign exchange hedging contracts | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	30	173
Not designated as hedging instrument | Foreign exchange hedging contracts | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		283
Not designated as hedging instrument | Rand Gold Derivative Contracts | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	257	61
Not designated as hedging instrument | Rand Gold Derivative Contracts | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Cash flow hedges | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	813	172
Cash flow hedges | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,169	205
Cash flow hedges | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	15	24
Cash flow hedges | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	12	26
Cash flow hedges | Rand Gold Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	717	158
Cash flow hedges | Rand Gold Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,909	164
Cash flow hedges | Rand Gold Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10	23
Cash flow hedges | Rand Gold Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	9	22
Cash flow hedges | US$ Gold Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	96	14
Cash flow hedges | US$ Gold Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	260	41
Cash flow hedges | US$ Gold Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5	1
Cash flow hedges | US$ Gold Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	R 3	R 4